Derivative Warrants Liability (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	May 30, 2018	May 31, 2017	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2018	Apr. 30, 2017
Derivative Warrants Liability (Textual)
Proceeds from warrants			$ 19,655		[1]	$ 244,446
Estimated fair value of warrant liability			28,525	1,063,745		259,716
Exercised warrants into shares of common stock			453,223	1,063,100
Issuance of stock and warrants for services or claims				166,500	[1]
Fair value of warrants exercised			$ 128,965	$ 297,200	[1]
Derivative warrant liabilities, description			The Company recalculated the value of warrants by applying a +/- 5% changes to the input variables in the Black-Scholes model that vary overtime, namely, the volatility and the risk-free rate. A 5.0% decrease or increase in volatility would not have materially changed the value of the warrants. A 5.0% decrease or increase in the risk-free rate would not have materially changed the value of the warrants; the value of the warrants is not strongly correlated with small changes in interest rates.
Warrants percentage	25.00%
Warrants additional term	3 years
Exercised of warrants issued	722,500
Cash consideration	$ 361,250
Warrants issued			1,106,000
Warrants amount			$ 178,498
Finance expenses			$ 925,910
Warrant [Member]
Derivative Warrants Liability (Textual)
Fair value warrants issued			600,000			4,518,406	3,106,000
Exercise price of warrants								$ 0.125
Exercised warrants into shares of common stock		$ 666,000
Exercised warrants into shares of common stock, share		1,665,000
Maximum [Member]
Derivative Warrants Liability (Textual)
Exercise price of warrants									$ 0.5
Minimum [Member]
Derivative Warrants Liability (Textual)
Exercise price of warrants									$ 0.4

[1]	See Note 2D